Expense Example	Delaware Ivy California Municipal High Income Fund Class A Expense Example, with Redemption, 1 Year	Delaware Ivy California Municipal High Income Fund Class A Expense Example, with Redemption, 3 Years	Delaware Ivy California Municipal High Income Fund Class A Expense Example, with Redemption, 5 Years	Delaware Ivy California Municipal High Income Fund Class A Expense Example, with Redemption, 10 Years	Delaware Ivy California Municipal High Income Fund Class C Expense Example, with Redemption, 1 Year	Delaware Ivy California Municipal High Income Fund Class C Expense Example, with Redemption, 3 Years	Delaware Ivy California Municipal High Income Fund Class C Expense Example, with Redemption, 5 Years	Delaware Ivy California Municipal High Income Fund Class C Expense Example, with Redemption, 10 Years	Delaware Ivy California Municipal High Income Fund Class I Expense Example, with Redemption, 1 Year	Delaware Ivy California Municipal High Income Fund Class I Expense Example, with Redemption, 3 Years	Delaware Ivy California Municipal High Income Fund Class I Expense Example, with Redemption, 5 Years	Delaware Ivy California Municipal High Income Fund Class I Expense Example, with Redemption, 10 Years	Delaware Ivy California Municipal High Income Fund Class Y Expense Example, with Redemption, 1 Year	Delaware Ivy California Municipal High Income Fund Class Y Expense Example, with Redemption, 3 Years	Delaware Ivy California Municipal High Income Fund Class Y Expense Example, with Redemption, 5 Years	Delaware Ivy California Municipal High Income Fund Class Y Expense Example, with Redemption, 10 Years	Delaware Ivy Corporate Bond Fund Class A Expense Example, with Redemption, 1 Year	Delaware Ivy Corporate Bond Fund Class A Expense Example, with Redemption, 3 Years	Delaware Ivy Corporate Bond Fund Class A Expense Example, with Redemption, 5 Years	Delaware Ivy Corporate Bond Fund Class A Expense Example, with Redemption, 10 Years	Delaware Ivy Corporate Bond Fund Class C Expense Example, with Redemption, 1 Year	Delaware Ivy Corporate Bond Fund Class C Expense Example, with Redemption, 3 Years	Delaware Ivy Corporate Bond Fund Class C Expense Example, with Redemption, 5 Years	Delaware Ivy Corporate Bond Fund Class C Expense Example, with Redemption, 10 Years	Delaware Ivy Corporate Bond Fund Class I Expense Example, with Redemption, 1 Year	Delaware Ivy Corporate Bond Fund Class I Expense Example, with Redemption, 3 Years	Delaware Ivy Corporate Bond Fund Class I Expense Example, with Redemption, 5 Years	Delaware Ivy Corporate Bond Fund Class I Expense Example, with Redemption, 10 Years	Delaware Ivy Corporate Bond Fund Class Y Expense Example, with Redemption, 1 Year	Delaware Ivy Corporate Bond Fund Class Y Expense Example, with Redemption, 3 Years	Delaware Ivy Corporate Bond Fund Class Y Expense Example, with Redemption, 5 Years	Delaware Ivy Corporate Bond Fund Class Y Expense Example, with Redemption, 10 Years	Delaware Ivy Crossover Credit Fund Class A Expense Example, with Redemption, 1 Year	Delaware Ivy Crossover Credit Fund Class A Expense Example, with Redemption, 3 Years	Delaware Ivy Crossover Credit Fund Class A Expense Example, with Redemption, 5 Years	Delaware Ivy Crossover Credit Fund Class A Expense Example, with Redemption, 10 Years	Delaware Ivy Crossover Credit Fund Class I Expense Example, with Redemption, 1 Year	Delaware Ivy Crossover Credit Fund Class I Expense Example, with Redemption, 3 Years	Delaware Ivy Crossover Credit Fund Class I Expense Example, with Redemption, 5 Years	Delaware Ivy Crossover Credit Fund Class I Expense Example, with Redemption, 10 Years	Delaware Ivy Crossover Credit Fund Class Y Expense Example, with Redemption, 1 Year	Delaware Ivy Crossover Credit Fund Class Y Expense Example, with Redemption, 3 Years	Delaware Ivy Crossover Credit Fund Class Y Expense Example, with Redemption, 5 Years	Delaware Ivy Crossover Credit Fund Class Y Expense Example, with Redemption, 10 Years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class A Expense Example, with Redemption, 1 Year	Delaware Ivy Emerging Markets Local Currency Debt Fund Class A Expense Example, with Redemption, 3 Years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class A Expense Example, with Redemption, 5 Years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class A Expense Example, with Redemption, 10 Years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class C Expense Example, with Redemption, 1 Year	Delaware Ivy Emerging Markets Local Currency Debt Fund Class C Expense Example, with Redemption, 3 Years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class C Expense Example, with Redemption, 5 Years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class C Expense Example, with Redemption, 10 Years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class I Expense Example, with Redemption, 1 Year	Delaware Ivy Emerging Markets Local Currency Debt Fund Class I Expense Example, with Redemption, 3 Years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class I Expense Example, with Redemption, 5 Years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class I Expense Example, with Redemption, 10 Years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class Y Expense Example, with Redemption, 1 Year	Delaware Ivy Emerging Markets Local Currency Debt Fund Class Y Expense Example, with Redemption, 3 Years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class Y Expense Example, with Redemption, 5 Years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class Y Expense Example, with Redemption, 10 Years	Delaware Ivy Government Securities Fund Class A Expense Example, with Redemption, 1 Year	Delaware Ivy Government Securities Fund Class A Expense Example, with Redemption, 3 Years	Delaware Ivy Government Securities Fund Class A Expense Example, with Redemption, 5 Years	Delaware Ivy Government Securities Fund Class A Expense Example, with Redemption, 10 Years	Delaware Ivy Government Securities Fund Class C Expense Example, with Redemption, 1 Year	Delaware Ivy Government Securities Fund Class C Expense Example, with Redemption, 3 Years	Delaware Ivy Government Securities Fund Class C Expense Example, with Redemption, 5 Years	Delaware Ivy Government Securities Fund Class C Expense Example, with Redemption, 10 Years	Delaware Ivy Government Securities Fund Class I Expense Example, with Redemption, 1 Year	Delaware Ivy Government Securities Fund Class I Expense Example, with Redemption, 3 Years	Delaware Ivy Government Securities Fund Class I Expense Example, with Redemption, 5 Years	Delaware Ivy Government Securities Fund Class I Expense Example, with Redemption, 10 Years	Delaware Ivy Government Securities Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Ivy Government Securities Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Ivy Government Securities Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Ivy Government Securities Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Ivy High Yield Fund Class A Expense Example, with Redemption, 1 Year	Delaware Ivy High Yield Fund Class A Expense Example, with Redemption, 3 Years	Delaware Ivy High Yield Fund Class A Expense Example, with Redemption, 5 Years	Delaware Ivy High Yield Fund Class A Expense Example, with Redemption, 10 Years	Delaware Ivy High Yield Fund Class I Expense Example, with Redemption, 1 Year	Delaware Ivy High Yield Fund Class I Expense Example, with Redemption, 3 Years	Delaware Ivy High Yield Fund Class I Expense Example, with Redemption, 5 Years	Delaware Ivy High Yield Fund Class I Expense Example, with Redemption, 10 Years	Delaware Ivy High Yield Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Ivy High Yield Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Ivy High Yield Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Ivy High Yield Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Ivy International Small Cap Fund Class A Expense Example, with Redemption, 1 Year	Delaware Ivy International Small Cap Fund Class A Expense Example, with Redemption, 3 Years	Delaware Ivy International Small Cap Fund Class A Expense Example, with Redemption, 5 Years	Delaware Ivy International Small Cap Fund Class A Expense Example, with Redemption, 10 Years	Delaware Ivy International Small Cap Fund Class C Expense Example, with Redemption, 1 Year	Delaware Ivy International Small Cap Fund Class C Expense Example, with Redemption, 3 Years	Delaware Ivy International Small Cap Fund Class C Expense Example, with Redemption, 5 Years	Delaware Ivy International Small Cap Fund Class C Expense Example, with Redemption, 10 Years	Delaware Ivy International Small Cap Fund Class I Expense Example, with Redemption, 1 Year	Delaware Ivy International Small Cap Fund Class I Expense Example, with Redemption, 3 Years	Delaware Ivy International Small Cap Fund Class I Expense Example, with Redemption, 5 Years	Delaware Ivy International Small Cap Fund Class I Expense Example, with Redemption, 10 Years	Delaware Ivy International Small Cap Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Ivy International Small Cap Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Ivy International Small Cap Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Ivy International Small Cap Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Ivy International Small Cap Fund Class Y Expense Example, with Redemption, 1 Year	Delaware Ivy International Small Cap Fund Class Y Expense Example, with Redemption, 3 Years	Delaware Ivy International Small Cap Fund Class Y Expense Example, with Redemption, 5 Years	Delaware Ivy International Small Cap Fund Class Y Expense Example, with Redemption, 10 Years	Delaware Ivy Multi-Asset Income Fund Class A Expense Example, with Redemption, 1 Year	Delaware Ivy Multi-Asset Income Fund Class A Expense Example, with Redemption, 3 Years	Delaware Ivy Multi-Asset Income Fund Class A Expense Example, with Redemption, 5 Years	Delaware Ivy Multi-Asset Income Fund Class A Expense Example, with Redemption, 10 Years	Delaware Ivy Multi-Asset Income Fund Class C Expense Example, with Redemption, 1 Year	Delaware Ivy Multi-Asset Income Fund Class C Expense Example, with Redemption, 3 Years	Delaware Ivy Multi-Asset Income Fund Class C Expense Example, with Redemption, 5 Years	Delaware Ivy Multi-Asset Income Fund Class C Expense Example, with Redemption, 10 Years	Delaware Ivy Multi-Asset Income Fund Class I Expense Example, with Redemption, 1 Year	Delaware Ivy Multi-Asset Income Fund Class I Expense Example, with Redemption, 3 Years	Delaware Ivy Multi-Asset Income Fund Class I Expense Example, with Redemption, 5 Years	Delaware Ivy Multi-Asset Income Fund Class I Expense Example, with Redemption, 10 Years	Delaware Ivy Multi-Asset Income Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Ivy Multi-Asset Income Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Ivy Multi-Asset Income Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Ivy Multi-Asset Income Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Ivy Multi-Asset Income Fund Class Y Expense Example, with Redemption, 1 Year	Delaware Ivy Multi-Asset Income Fund Class Y Expense Example, with Redemption, 3 Years	Delaware Ivy Multi-Asset Income Fund Class Y Expense Example, with Redemption, 5 Years	Delaware Ivy Multi-Asset Income Fund Class Y Expense Example, with Redemption, 10 Years	Delaware Ivy Strategic Income Fund Class A Expense Example, with Redemption, 1 Year	Delaware Ivy Strategic Income Fund Class A Expense Example, with Redemption, 3 Years	Delaware Ivy Strategic Income Fund Class A Expense Example, with Redemption, 5 Years	Delaware Ivy Strategic Income Fund Class A Expense Example, with Redemption, 10 Years	Delaware Ivy Strategic Income Fund Class C Expense Example, with Redemption, 1 Year	Delaware Ivy Strategic Income Fund Class C Expense Example, with Redemption, 3 Years	Delaware Ivy Strategic Income Fund Class C Expense Example, with Redemption, 5 Years	Delaware Ivy Strategic Income Fund Class C Expense Example, with Redemption, 10 Years	Delaware Ivy Strategic Income Fund Class I Expense Example, with Redemption, 1 Year	Delaware Ivy Strategic Income Fund Class I Expense Example, with Redemption, 3 Years	Delaware Ivy Strategic Income Fund Class I Expense Example, with Redemption, 5 Years	Delaware Ivy Strategic Income Fund Class I Expense Example, with Redemption, 10 Years	Delaware Ivy Strategic Income Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Ivy Strategic Income Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Ivy Strategic Income Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Ivy Strategic Income Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Ivy Strategic Income Fund Class Y Expense Example, with Redemption, 1 Year	Delaware Ivy Strategic Income Fund Class Y Expense Example, with Redemption, 3 Years	Delaware Ivy Strategic Income Fund Class Y Expense Example, with Redemption, 5 Years	Delaware Ivy Strategic Income Fund Class Y Expense Example, with Redemption, 10 Years	Delaware Ivy Total Return Bond Fund Class A Expense Example, with Redemption, 1 Year	Delaware Ivy Total Return Bond Fund Class A Expense Example, with Redemption, 3 Years	Delaware Ivy Total Return Bond Fund Class A Expense Example, with Redemption, 5 Years	Delaware Ivy Total Return Bond Fund Class A Expense Example, with Redemption, 10 Years	Delaware Ivy Total Return Bond Fund Class C Expense Example, with Redemption, 1 Year	Delaware Ivy Total Return Bond Fund Class C Expense Example, with Redemption, 3 Years	Delaware Ivy Total Return Bond Fund Class C Expense Example, with Redemption, 5 Years	Delaware Ivy Total Return Bond Fund Class C Expense Example, with Redemption, 10 Years	Delaware Ivy Total Return Bond Fund Class I Expense Example, with Redemption, 1 Year	Delaware Ivy Total Return Bond Fund Class I Expense Example, with Redemption, 3 Years	Delaware Ivy Total Return Bond Fund Class I Expense Example, with Redemption, 5 Years	Delaware Ivy Total Return Bond Fund Class I Expense Example, with Redemption, 10 Years	Delaware Ivy Total Return Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Ivy Total Return Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Ivy Total Return Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Ivy Total Return Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Sustainable Equity Income Fund Class A Expense Example, with Redemption, 1 Year	Delaware Sustainable Equity Income Fund Class A Expense Example, with Redemption, 3 Years	Delaware Sustainable Equity Income Fund Class A Expense Example, with Redemption, 5 Years	Delaware Sustainable Equity Income Fund Class A Expense Example, with Redemption, 10 Years	Delaware Sustainable Equity Income Fund Class I Expense Example, with Redemption, 1 Year	Delaware Sustainable Equity Income Fund Class I Expense Example, with Redemption, 3 Years	Delaware Sustainable Equity Income Fund Class I Expense Example, with Redemption, 5 Years	Delaware Sustainable Equity Income Fund Class I Expense Example, with Redemption, 10 Years	Delaware Sustainable Equity Income Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Sustainable Equity Income Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Sustainable Equity Income Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Sustainable Equity Income Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Sustainable Equity Income Fund Class R Expense Example, with Redemption, 1 Year	Delaware Sustainable Equity Income Fund Class R Expense Example, with Redemption, 3 Years	Delaware Sustainable Equity Income Fund Class R Expense Example, with Redemption, 5 Years	Delaware Sustainable Equity Income Fund Class R Expense Example, with Redemption, 10 Years
USD ($)	528	841	1,176	2,122	258	626	1,120	2,483	56	370	706	1,658	82	354	647	1,482	534	743	969	1,618	264	600	1,063	2,344	62	219	390	884	88	294	517	1,158	538	885	1,256	2,295	66	341	637	1,479	92	430	792	1,811	552	1,067	1,608	3,080	283	841	1,524	3,347	82	454	851	1,964	82	414	769	1,772	107	538	994	2,261	537	770	1,022	1,742	267	605	1,070	2,356	65	239	428	975	61	199	348	783	545	808	1,092	1,900	74	297	538	1,231	74	263	468	1,059	694	1,103	1,537	2,738	302	806	1,436	3,132	101	449	822	1,869	101	420	761	1,726	126	541	982	2,208	671	948	1,244	2,087	278	641	1,130	2,480	77	304	550	1,255	77	276	493	1,116	102	389	697	1,573	540	804	1,088	1,895	270	648	1,152	2,540	68	286	520	1,195	68	260	467	1,065	94	428	785	1,792	567	893	1,242	2,223	298	743	1,314	2,868	97	371	666	1,506	89	333	597	1,351	324	521	734	1,347	51	199	361	830	49	163	287	649	124	400	697	1,540